Future Minimum Contractual Revenue (Tables)	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
Operating lease, Payments to be received
Amount
2020	$115,353
2021	82,439
2022	71,908
2023	55,292
2024 and thereafter	190,316

Total	$515,308